PRINCIPAL ACCOUNTING POLICIES - Sales and marketing (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales and marketing
Advertising expenses	¥ 2.1	¥ 2.4	¥ 1.9